Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
A Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	A Class
Trading Symbol	TORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.17%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	50.96	17.72	6.24
A Class (with sales charge)	42.69	16.40	5.64
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 3,242,642,268
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 21,340,147
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
C Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	C Class
Trading Symbol	TORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$240	1.92%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	49.88	16.86	5.47
C Class (with sales charge)	48.88	16.86	5.47
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 3,242,642,268
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 21,340,147
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Institutional Class
Trading Symbol	TORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	0.92%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	51.36	18.02	6.53
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 3,242,642,268
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 21,340,147
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%
30-Day SEC Yield	4.55%

Holdings [Text Block]

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
A Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	A Class
Trading Symbol	INFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$159	1.37%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	32.27	14.76	3.84
A Class (with sales charge)	24.96	13.47	3.26
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 591,073,244
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 5,214,491
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
C Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	C Class
Trading Symbol	INFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$245	2.12%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	31.42	13.92	3.06
C Class (with sales charge)	30.42	13.92	3.06
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 591,073,244
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 5,214,491
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	Institutional Class
Trading Symbol	INFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://oef.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.12%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	32.73	15.07	4.10
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 591,073,244
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 5,214,491
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%

Updated Prospectus Web Address	https://oef.tortoiseadvisors.com/resource-center/fund-documents/